Operating Segment Information - Geographic Information, Revenue from External Customers and Non-current Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of Geographical Areas [Line Items]
Net operating revenues	$ 5,036,596	$ 149,284,706	$ 147,870,124	$ 144,830,421
Non-current assets		212,924,504	234,234,262
Taiwan [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		48,952,219	46,493,583	46,015,882
Non-current assets		114,047,141	141,692,141
Singapore [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		30,798,270	26,753,960	18,316,785
Non-current assets		18,501,088	22,891,986
China (includes Hong Kong) [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		18,971,866	13,732,391	11,722,585
Non-current assets		80,180,759	69,461,494
Japan [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		4,694,277	4,501,057	10,141,883
USA [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		18,208,227	13,713,202	12,794,864
Non-current assets		29,866	22,734
Europe [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		14,329,730	29,253,755	33,882,327
Non-current assets		165,590	165,794
Others [Member]
Disclosure of Geographical Areas [Line Items]
Net operating revenues		13,330,117	13,422,176	$ 11,956,095
Non-current assets		$ 60	$ 113